Summary of Significant Accounting Policies (Narrative II) (Details) $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2024 CAD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 CAD ($) Item	Dec. 31, 2024 USD ($) Item	Dec. 31, 2023 CAD ($)	Aug. 05, 2024 CAD ($)	Dec. 31, 2022 CAD ($)
Asset Impairment Charges
Impairment charge			$ 225,000,000		$ 0
Goodwill
Goodwill			5,858,000,000		5,871,000,000		$ 6,012,000,000
Goodwill impairment charge			$ 214,000,000		0
Lease, Practical Expedient, Lessor Single Lease Component [true false]			true
New Mexico Gas Company [Member]
Goodwill
Goodwill						$ 366,000,000
Goodwill impairment charge	$ 210,000,000	$ 155	$ 210,000,000	$ 155
Goodwill impairment charge, net of tax	198,000,000	$ 146	198,000,000	$ 146
Various Canadian And US Government Agencies [Member]
Goodwill
Amount received from government funds			$ 47,000,000		$ 7,000,000
Government Assistance Asset Increase Noncurrent Statement Of Financial Position Extensible Enumeration			Property, Plant and Equipment, Net	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Natural Resources Canada Smart Renewables & Electrification Pathways [Member]
Goodwill
Number of battery storage systems funded for construction | Item			3	3
Percent under grant for claims of eligible project costs			33.00%	33.00%
Maximum project costs eligible under grant for claims			$ 109,000,000
Amount received from government funds			$ 26,000,000
Government Assistance Asset Increase Noncurrent Statement Of Financial Position Extensible Enumeration			Property, Plant and Equipment, Net	Property, Plant and Equipment, Net	Property, Plant and Equipment, Net
Long-Lived Assets
Asset Impairment Charges
Impairment charge			$ 11,000,000		$ 0
Certain Long Lived Assets
Asset Impairment Charges
Impairment charge			19,000,000
Asset Impairment Charges, net of tax			14,000,000
Included In Other Income, Net
Asset Impairment Charges
Impairment charge			8,000,000
Equity Method Investments
Asset Impairment Charges
Impairment charge			0		0
Financial Assets
Asset Impairment Charges
Impairment charge			0		$ 0
NMGC
Goodwill
Goodwill	303,000,000		$ 303,000,000
Goodwill impairment charge	$ 210,000,000